Note 19 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Interest rate swaps-asset position	$ 5,754	$ 4,724
Forward contracts-liability position		(85)
Interest rate swaps-liability position	(4,703)	(20,038)
Total		(15,399)
Forward contracts-asset position	112
Total	1,163
Fair Value, Inputs, Level 1 [Member]
Interest rate swaps-asset position
Forward contracts-liability position		0
Interest rate swaps-liability position	0	0
Total		0
Forward contracts-asset position	0
Total	0
Fair Value, Inputs, Level 2 [Member]
Interest rate swaps-asset position	5,754	4,724
Forward contracts-liability position		(85)
Interest rate swaps-liability position	(4,703)	(20,038)
Total		(15,399)
Forward contracts-asset position	112
Total	1,163
Fair Value, Inputs, Level 3 [Member]
Interest rate swaps-asset position
Forward contracts-liability position		0
Interest rate swaps-liability position	0	0
Total		$ 0
Forward contracts-asset position	0
Total	$ 0